SCHEDULE OF CONSOLIDATED VIE's ASSETS AND LIABILITIES (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 1		$ 2,658,657
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 2		191,570
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 3		905,232
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 4		908,327
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 5		3,633,190
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 6		8,500,770
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 7		27,183,336
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 8		36,690,323
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 9		3,048,825
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 10		276,638
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 11		10,881
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 12		10,465
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 13		15,727
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 14		226,867
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 15		2,376,867
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 16		6,350,749
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 17		65,964
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 18		74,976
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 19		32,844,632
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 20		0
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 21		72,743,311
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 22		53,230,685
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 23		22,514,658
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 24		24,648,688
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 25		42,463
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 26		0
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 27		53,864
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 28		0
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 29		95,354,296
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 30		77,879,373
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 31		8,093,254
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 32		8,355,457
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 33		19,269,063
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 34		15,692,066
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 35		3,625,069
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 36		0
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 37		6,467,167
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 38		5,701,872
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 39		416,485
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 40		2,107,965
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 41		0
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 42		1,531,755
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 43		37,871,038
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 44		33,389,115
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 45		0
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 46		170,686
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 47		37,871,038
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 48		33,559,801
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 1	528,668
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 2	2,658,657
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 3	982,881
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 4	905,232
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 5	2,954,852
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 6	3,633,190
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 7	77,142,658
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 8	27,183,336
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 9	370,099
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 10	3,643,142
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 11	23,136
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 12	10,881
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 13	474,196
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 14	15,727
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 15	1,575,632
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 16	2,376,867
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 17	90,915
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 18	65,964
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 19	0
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 20	32,844,632
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 21	84,143,037
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 22	73,337,628
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 23	20,300,193
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 24	22,514,658
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 25	35,907
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 26	42,463
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 27	119,191
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 28	53,864
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 29	104,598,328
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 30	95,948,613
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 31	12,566,650
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 32	8,093,254
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 33	16,126,894
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 34	19,269,063
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 35	0
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 36	3,625,069
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 37	577,274
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 38	594,317
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 39	7,891,732
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 40	6,467,167
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 41	2,690,635
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 42	0
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 43	1,037,378
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 44	416,485
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 45	40,890,563
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 46	38,465,355
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 47	40,890,563
Organization And Business Operations Schedule Of Consolidated Vie's Assets And Liabilities 48	$ 38,465,355